Weighted Average Assumptions Used to Determine Benfit Obligations (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.80%	3.20%	2.80%
Rate of compensation increase	2.60%	2.70%	2.70%
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.30%	4.80%	3.50%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year, Pre 65	8.00%	8.50%	8.00%
Health care cost trend	8.50%	8.50%	8.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year, Post 65	10.00%	10.00%	10.00%
Ultimate health care cost trend	5.00%	5.00%	5.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate Years Reached, Pre 65	8 years	8 years	7 years
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate Years Reached, Post 65	7 years	8 years	7 years
defined benefit plan, ultimate health care cost trend rate years reached	8 years	8 years	7 years